COMMON STOCK	6 Months Ended
Sep. 30, 2016
Equity [Abstract]
Common Stock Disclosure [Text Block]

NOTE 6 — COMMON STOCK

On April 4, 2016, the Company issued 20,000,000 founders common stock to two prior directors, officers, and shareholders. On September 28, 2016, the Company redeemed 19,500,000 shares from the two prior owners.
On September 29, 2016, the Company issued 5,000,000 of its common stock to effect a change in control. These shares were issued to four executives in the Company.
The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of September 30, 2016, 5,500,000 shares of common stock and no preferred stock were issued and outstanding.